Current Assets - Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Current Assets Other Assets [abstract]
Summary of Other Current Assets

	Consolidated
	30 June 2024	31 December 2023
	US$	US$

Escrow reserves	1,719,720	794,500